Investment Property (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Direct operating expense from investment property	$ 76,843	$ 87,499	$ 64,916
Percentage gain loss between market and book value of investment properties	100.00%
Investment Property Fair Value Percentage	96.00%
Investment property	$ 8,121,156	10,283,994	9,551,614
At fair value [member]
IfrsStatementLineItems [Line Items]
Investment property	18,060,704
CHILE
IfrsStatementLineItems [Line Items]
Rental income from investment property		4,534	5,836
ARGENTINA
IfrsStatementLineItems [Line Items]
Rental income from investment property	$ 110,554	$ 337,638	$ 84,859